REVENUE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015		Dec. 31, 2014
Revenues
Sales of services	$ 736,936	$ 218,377	$ 1,830,237	$ 325,913
Payment processing fees	16,532	17,971	30,113	26,710
Kiosk sales	16,429	127,099	165,752	172,294
Other		133	146	133
Revenue	$ 769,897	$ 363,580	$ 2,026,248	$ 525,050
QPAGOS Corporation - Parent Company [Member]
Revenues
Sales of services					$ 739,894	[1]	$ 27,081
Payment processing fees					66,674
Kiosk sales					321,239		109,981
Other					137		188
Revenue					$ 1,127,944		$ 137,250

[1]	Management noted an error in the recording of transactions related to a consume's use of kiosks to pay for certain services such as utilities through our kiosks. In these transactions, the Company earns a payment processing fee as an agent, on either a percentage of transaction value or a fixed fee per transaction basis. This revenue was previously recorded at gross value, the full value of the transaction was recorded as revenue and the full value of the service provided to our end users was recognized as cost of goods sold, The value radded taxation on both the revenue and cost of goods sold was recorded as due to and due from, the Mexican revenue authorities, respectively. The Restated financial statements reversed the difference between the gross revenue recorded and the payment processing fee actually earned on these transactions; and the cost of goods sold entries originally recorded were reversed. The value-added taxation recorded has been restated and we have brought this restatement to the attention of the Mexican revenue authorities and are in the process of correcting our tax returns.